Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [Abstract]
Disclosure of classes of share capital
The Company is authorized to issue an unlimited number of no par value common shares.

Common Shares	Number of Shares	Amount ($ millions)
December 31, 2018, 2019 and 2020	1,005,121,738	7,293
Quarterly dividends may be declared in an amount expressed in dollars per common share or could be paid by way of issuance of a fraction of a common share per outstanding common share determined by dividing the dollar amount of the dividend by the volume-weighted average trading price of the Common Shares on the principal stock exchange on which the common shares are traded. The volume-weighted average trading price of the common shares is calculated by dividing the total value by the total volume of common shares traded over the five trading day period immediately prior to the payment date of the dividend on the common shares.

Common Share Dividends ($ millions)	2020		2019
	Declared	Paid	Declared	Paid
	163	276	503	503
The Company is authorized to issue an unlimited number of no par value preferred shares.

Cumulative Redeemable Preferred Shares	Number of Shares	Amount ($ millions)
December 31, 2018, 2019 and 2020	36,000,000	874

Cumulative Redeemable Preferred Shares Dividends ($ millions)
	2020		2019
	Declared	Paid	Declared	Paid
Series 1 Preferred Shares	6	6	6	6
Series 2 Preferred Shares	1	1	1	1
Series 3 Preferred Shares	12	12	12	12
Series 5 Preferred Shares	9	9	9	9
Series 7 Preferred Shares	7	7	7	7
	35	35	35	35
The following options to purchase common shares have been awarded to officers and certain other employees:

Outstanding and Exercisable Options	2020		2019
	Number of Options (thousands)	Weighted Average Exercise Prices ($)	Number of Options (thousands)	Weighted Average Exercise Prices ($)
Outstanding, beginning of year	18,498	17.75	19,967	21.48
Granted(1)	6,113	2.86	4,241	14.31
Surrendered for cash	—	—	(4)	15.67
Expired or forfeited	(5,728)	20.78	(5,706)	28.27
Outstanding, end of year	18,883	12.01	18,498	17.75
Exercisable, end of year	9,651	16.11	10,596	19.27
(1)    Options granted during the year ended December 31, 2020 were attributed a fair value of $0.36 per option (December 31, 2019 – $2.34) at grant date.

Outstanding and Exercisable Options	Outstanding Options			Exercisable Options
Range of Exercise Price	Number of Options (thousands)	Weighted Average Exercise Prices ($)	Weighted Average Contractual Life (years)	Number of Options (thousands)	Weighted Average Exercise Prices ($)
$2.77 - $8.00	5,650	2.85	4.17	—	—
$8.01 - $15.92	6,085	14.88	1.92	3,802	15.22
$15.93 - $21.87	7,148	16.80	1.69	5,849	16.70
December 31, 2020	18,883	12.01	2.51	9,651	16.11
The following table lists the assumptions used in the Black-Scholes option pricing model for the share options and performance options:

Black-Scholes Assumptions	December 31, 2020	December 31, 2019
	Tandem Options	Tandem Options
Dividend per option	0.21	0.42
Range of expected volatilities used (percent)	47.2 - 90.2	27.5 - 35.5
Range of risk-free interest rates used (percent)	0.06 - 0.39	1.66 - 1.74
Expected life of share options from vesting date (years)	1.99	1.97
Expected forfeiture rate (percent)	8.6	8.8
Weighted average exercise price	13.71	18.19
Weighted average fair value	0.87	0.25
The number of PSUs outstanding was as follows:

Performance Share Units	2020	2019
Beginning of year	14,318,642	11,606,644
Granted	10,828,280	7,673,960
Exercised	(2,111,552)	(2,429,816)
Forfeited	(3,735,485)	(2,532,146)
Outstanding, end of year	19,299,885	14,318,642
Vested, end of year	4,621,999	3,264,840

Loss per Share
($ millions)	2020	2019
Net loss	(10,016)	(1,370)
Effect of dividends declared on preferred shares in the year	(35)	(35)
Net loss – basic	(10,051)	(1,405)
Dilutive effect of accounting for stock options	4	(15)
Net loss – diluted	(10,047)	(1,420)

(millions)
Weighted average common shares outstanding – basic	1,005.1	1,005.1
Weighted average common shares outstanding – diluted	1,005.1	1,005.1

Loss per share – basic ($/share)	(10.00)	(1.40)
Loss per share – diluted ($/share)	(10.00)	(1.41)